Janus Henderson Global Sustainable Equity Fund Average Annual Total Returns - Class D Shares [Member]		12 Months Ended	60 Months Ended	66 Months Ended	120 Months Ended	229 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	12.15%	15.27%	12.17%	8.02%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.39%	6.67%	11.32%
Performance Inception Date	Jun. 25, 2020
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.20%	5.35%	9.18%
Performance Inception Date	Jun. 25, 2020
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.78%	6.84%	11.48%
Performance Inception Date	Jun. 25, 2020